Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.12%
Pennsylvania–85.76%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$1,746,175

Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	14,633,332

Allegheny (County of), PA Airport Authority;
Series 2021 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2056	5,555	4,934,450

Series 2021 A, RB(b)	5.00%	01/01/2056	4,000	4,082,807

Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(a)(b)	5.50%	01/01/2053	810	867,436

Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	512,873

Series 2022, Ref. RB	5.25%	09/01/2035	540	515,643

Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	100	102,427

Series 2017, RB	5.00%	10/15/2037	1,365	1,284,884

Series 2017, RB	5.00%	10/15/2047	1,500	1,295,830

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	13,250	13,350,650

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(c)	4.56%	02/01/2037	430	408,882

Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,600	1,601,511

Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,070	1,070,456

Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	2,120	2,128,886

Series 2022, RB	5.75%	06/01/2052	3,250	3,622,743

Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2042	2,000	2,031,799

Series 2023, RB(d)	6.25%	05/01/2042	3,250	3,170,794

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.00%	05/01/2042	2,415	2,380,821

Series 2018, RB(d)	5.38%	05/01/2042	4,000	3,880,687

Series 2024, RB(d)	5.00%	05/01/2042	3,750	3,709,923

Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,262,147

Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,264,577

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,132,320

Series 2017 A, Ref. RB	5.00%	05/15/2042	1,000	983,687

Series 2017 C, RB	5.00%	05/15/2042	600	590,212

Series 2017 C, RB	5.00%	05/15/2047	475	454,977

Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	4,291,061

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	514,159

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,034,447

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	273,446

Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,402,945

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $ 132,281)(e)	3.25%	12/01/2029	135	109,282

Series 2019, Ref. RB (Acquired 12/18/2019; Cost $ 299,910)(e)	4.00%	12/01/2039	305	192,386

Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $ 7,408,219)(e)	5.00%	12/01/2051	8,000	4,880,142

Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	711,818

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	895	832,376

Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds); Series 2019, RB	5.00%	12/01/2044	1,440	1,508,165

Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,046,679

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	$10,340	$9,526,116

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	997,394

Series 2013, RB	5.00%	08/01/2045	750	706,968

Clairton (City of), PA Municipal Authority; Series 2012 B, RB(f)(g)	5.00%	06/04/2024	2,885	2,885,075

Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,310,964

Series 2014 A, RB	5.00%	07/01/2045	1,000	999,989

Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,220,741

Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,431,148

Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,501,496

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2034	300	188,514

Series 2020 A, GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2038	2,700	1,358,355

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2033	500	329,415

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(h)	0.00%	10/01/2034	980	615,812

Series 2020 C, Ref. GO Notes (INS - BAM)(a)(h)	0.00%	10/01/2033	640	421,651

Commonwealth Financing Authority;
Series 2018, RB(i)(j)	5.00%	06/01/2034	2,500	2,612,177

Series 2018, RB(i)(j)	5.00%	06/01/2035	500	522,019

Series 2018, RB (INS - AGM)(a)	4.00%	06/01/2039	2,725	2,675,554

Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	630	632,611

Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,177,605

Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	963,531

Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,495,892

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	519,201

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,143,722

Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	255	253,950

Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,323,432

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,425,935

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,308,252

Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(d)	5.13%	06/01/2046	2,080	1,981,173

Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,512,229

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,135,644

East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2014, RB(f)(g)	5.00%	07/01/2024	250	250,122

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	633,437

Series 2016, Ref. RB	5.00%	12/01/2039	370	370,928

Erie (City & County of), PA Water Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,335,039

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	300	271,167

Series 2021, RB	4.00%	05/01/2041	730	611,206

Series 2021, RB	5.00%	05/01/2047	480	441,014

Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,700,545

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	428,409

Series 2018, Ref. RB	5.00%	12/01/2053	3,700	3,110,858

Series 2019, RB	5.00%	12/01/2039	755	708,480

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	16,834,031

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,698,225

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,324,352

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	$1,150	$988,767

Series 2019, RB	5.00%	12/01/2049	3,855	3,727,940

Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,091,532

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	579,642

Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	210	210,460

Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,020,729

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,575,112

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	385,751

Series 2021, Ref. RB	4.00%	03/01/2051	485	367,722

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,086,830

Series 2019, Ref. RB	4.00%	07/01/2049	5,500	5,068,101

Lehigh (County of), PA Authority; Series 2024, Ref. RB (INS - BAM)(a)	4.25%	12/01/2053	2,500	2,399,542

Lehigh (County of), PA General Purpose Authority; Series 2023, RB	7.00%	06/01/2053	2,310	2,432,691

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,953	4,142,139

Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	2,098,315

Series 2014 C, RB(h)(l)	0.00%	02/01/2044	3,238	21,852

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,040,095

Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	2,200	2,281,185

Series 2024, Ref. RB	5.25%	02/01/2054	1,600	1,653,658

Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,460,345

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	936,376

Series 2022 A, RB	4.50%	01/01/2045	800	736,369

Montgomery (County of), PA; Series 2023, RB(d)	6.50%	09/01/2043	3,120	3,127,922

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	390	383,740

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	754,292

Series 2017, Ref. RB	5.00%	12/01/2047	1,000	943,298

Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	930,620

Series 2019, Ref. RB	4.00%	09/01/2049	5,500	5,018,184

Montgomery (County of), PA Industrial Development Authority; Series 2023, RB	5.25%	11/15/2053	1,000	1,020,236

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,364,047

Series 2020 C, RB	4.00%	11/15/2043	350	323,190

Series 2020 C, RB	5.00%	11/15/2045	1,590	1,612,703

Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,316,485

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,003,914

Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	4,500	4,588,286

Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,303,787

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	335,863

Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,174,714

Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,413,696

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(e)(m)(n)	5.00%	06/30/2027	14,826	2,668,790

Series 2013, RB(m)(n)	5.00%	06/30/2027	8,167	1,470,077

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	$500	$461,499

Series 2019, Ref. RB	5.00%	11/01/2044	950	837,970

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	896,920

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	1,000	903,044

Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,124,518

Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,691,240

Series 2018 A, Ref. COP	4.00%	07/01/2046	540	515,791

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	4,000	4,099,597

Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2017 A, Ref. RB	4.00%	11/15/2035	5,000	5,004,370

Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,918,895

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	6,129,342

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGM)(a)(h)	0.00%	01/01/2044	775	313,795

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(d)	3.25%	08/01/2039	1,250	967,562

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	636,139

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,428,826

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	6,424,162

Series 2022, RB (INS - AGM)(a)(b)	5.00%	12/31/2057	5,145	5,278,316

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,647,386

Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,576,612

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	643,653

Series 2021, Ref. RB	4.00%	07/01/2046	3,000	2,627,084

Series 2023, RB	5.25%	07/01/2049	1,300	1,325,654

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,377,776

Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,361,197

Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2021 A, RB(b)	5.00%	06/01/2030	400	411,811

Series 2021 A, RB(b)	2.63%	06/01/2042	1,670	1,367,948

Series 2023 A, RB(b)	4.00%	06/01/2044	4,400	4,155,008

Series 2023 B, RB(b)	5.00%	06/01/2050	800	774,006

Series 2024, RB(b)	4.13%	06/01/2045	3,610	3,400,219

Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,931,663

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	946,233

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,072,916

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(j)	5.00%	08/15/2046	2,200	2,243,589

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	9,642,070

Series 2019, RB	4.00%	08/15/2049	1,000	951,317

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	985,438

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	1,956,787

Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	966	1,011,074

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	$2,020	$2,082,774

Series 2024-145A, RB	6.00%	10/01/2054	3,500	3,766,785

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	936,599

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	3,836,283

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,741,300

Series 2016, Ref. RB(f)(g)	5.00%	12/01/2026	5	5,197

Series 2016, Ref. RB	5.00%	06/01/2036	4,795	4,853,081

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,107,580

Series 2009 E, RB	6.38%	12/01/2038	11,435	12,381,949

Series 2015 B, RB	5.00%	12/01/2030	500	506,902

Series 2015 B, RB	5.00%	12/01/2031	1,000	1,013,808

Series 2017 A, RB	5.50%	12/01/2042	5,000	5,143,048

Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,662,276

Series 2018 A-2, RB	5.00%	12/01/2043	535	555,326

Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,179,332

Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,628,589

Series 2019 A, RB	5.00%	12/01/2049	9,660	10,039,129

Series 2021 A, RB	4.00%	12/01/2050	3,000	2,749,128

Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	8,116,669

Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,240,911

Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(c)(g)	3.36%	07/15/2026	2,000	2,000,977

Pennsylvania State University (The); Series 2017 A, RB	5.00%	09/01/2047	2,500	2,563,259

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,657,597

Series 2017 A, RB	5.00%	10/01/2052	1,895	1,926,876

Series 2017 A, RB(i)(j)	5.25%	10/01/2052	2,070	2,130,982

Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,652,371

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	725,344

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	19,718,532

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,026,767

Series 2018 A, RB	5.00%	10/01/2053	7,000	7,201,554

Series 2019 B, GO Bonds	5.00%	02/01/2037	145	152,699

Series 2019 B, RB	5.00%	11/01/2054	11,030	11,371,635

Series 2020 A, RB	5.00%	11/01/2050	1,250	1,313,305

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,335,279

Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2037	1,000	979,078

Sixteenth Series 2020 A, RB (INS - AGM)(a)	4.00%	08/01/2045	1,735	1,675,990

Sixteenth Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	5,000	5,219,589

Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(d)	5.00%	03/15/2045	510	425,946

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(f)(g)(j)	5.00%	07/01/2024	1,500	1,501,030

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	852,601

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	765	766,875

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	255	243,990

Series 2019, RB	5.00%	06/15/2050	350	311,707

Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,380	1,304,804

Series 2010 A, IDR	5.63%	06/15/2042	4,000	3,369,237

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	589,648

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	$1,500	$1,464,357

Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,172	2,214,395

Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,515	1,515,252

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,081,357

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	531,039

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,672,340

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	600	518,263

Series 2017, RB	5.00%	12/01/2058	11,000	10,613,738

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	854,103

Series 2017, Ref. RB	5.00%	07/01/2049	500	408,318

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,007,475

Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2039	1,300	1,327,475

Series 2017, RB	5.00%	05/01/2042	2,415	2,465,204

Series 2017, RB	5.00%	05/01/2047	3,335	3,387,975

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,027

Philadelphia School District (The);
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,016,406

Series 2019 A, GO Bonds	4.00%	09/01/2037	7,050	7,060,785

Series 2019 A, GO Bonds	5.00%	09/01/2044	2,500	2,579,545

Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,355	2,356,618

Pittsburgh (City of), PA Water & Sewer Authority; Series 2023 A, RB (INS - AGM)(a)	4.25%	09/01/2053	800	770,669

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,054,536

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,539,063

Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,531,039

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	854,912

Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	781,438

Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,015,827

Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	4,000	4,309,212

Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,355,554

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	492,247

West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,484,862

West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,900,718

Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,677,500

Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,194,342

				626,438,566

Puerto Rico–13.30%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	12,595	12,660,101

Series 2005 A, RB(h)	0.00%	05/15/2050	53,320	9,690,745

Series 2008 A, RB(h)	0.00%	05/15/2057	415,530	33,387,842

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(m)	5.50%	08/01/2031	5,725	0

GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	198	185,536

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	$212	$210,891

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,000	1,328,259

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,458,307

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,498,028

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,516,919

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,525,915

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,298,007

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,146,230

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	971,551

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,361	1,265,557

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,280,636

Subseries 2022, RN(h)	0.00%	11/01/2043	6,339	3,938,087

Subseries 2022, RN(h)	0.00%	11/01/2051	182	93,949

Subseries 2022, RN(h)	0.00%	11/01/2051	192	121,150

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	381	381,603

Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	2,000	2,117,002

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,002,027

Series 2007 TT, RB(l)	5.00%	07/01/2032	1,450	384,250

Series 2010 AAA, RB(l)	5.25%	07/01/2024	1,435	380,275

Series 2010 XX, RB(l)	5.25%	07/01/2040	2,445	647,925

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	3,912	1,253,025

Series 2018 A-1, RB(h)	0.00%	07/01/2051	7,242	1,722,417

Series 2018 A-1, RB	5.00%	07/01/2058	5,037	5,038,634

Series 2019 A-2, RB	4.54%	07/01/2053	91	87,390

Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,205,244

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,129,271

Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,257,513

				97,184,286

Virgin Islands–0.82%
Tobacco Settlement Financing Corp.;
Series 2006, RB(h)	0.00%	05/15/2035	4,150	1,835,626

Series 2006, RB(h)	0.00%	05/15/2035	2,195	1,035,523

Series 2006, RB(h)	0.00%	05/15/2035	7,000	3,084,624

				5,955,773

Northern Mariana Islands–0.13%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	540	521,526

Series 1998 A, RB(b)	6.60%	03/15/2028	410	397,268

				918,794

Guam–0.11%
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB(f)(g)	5.00%	07/01/2024	285	285,195

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	555	555,175

				840,370

TOTAL INVESTMENTS IN SECURITIES(o)–100.12% (Cost $773,005,134)				731,337,789

FLOATING RATE NOTE OBLIGATIONS–(0.80)%
Notes with interest and fee rates ranging from 3.91% to 3.92% at 05/31/2024 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(p)				(5,845,000)

OTHER ASSETS LESS LIABILITIES–0.68%				4,998,576

NET ASSETS–100.00%				$730,491,365

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $21,761,830, which represented 2.98% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at May 31, 2024 was $7,850,600, which represented 1.07% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Zero coupon bond issued at a discount.

(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $1,434,302, which represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.45%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $9,009,797 are held by TOB Trusts and serve as collateral for the $5,845,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

       Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$727,198,922	$4,138,867	$731,337,789

       Invesco Pennsylvania Municipal Fund